Income taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income taxes
19. Income taxes
The components of income tax expense for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
Current income tax:
Current income tax expense	$51,973	$45,536	$8,069
Adjustments in respect of previous years	(840)	—	—
Deferred income tax:
Deferred tax expense relating to origination and reversal of temporary differences	6,542	1,598	10,523
Adjustments in respect of previous years	(131)	—	(1,621)
Income tax expense	$57,544	$47,134	$16,971

The income before income tax of the Company is taxed at the applicable rate corresponding to the country in which it operates. The local income tax rates vary, thus resulting in corresponding tax rate differentials. The Company’s applicable tax rate is the statutory Greek rate of 22%. The difference between the Greek rate and the 21% statutory US branch tax rate is incremental to the Company. The substantial majority of the worldwide operating profits are ultimately subject to tax in Greece through a US branch, for which
19. Income taxes (continued)
double taxation relief is provided. Income tax expense differs from the amounts computed by applying the applicable tax rate to income before income taxes as a result of the following:

	2024	2023	2022

Income before income taxes	$223,618	$202,378	$79,692

Income tax expense at applicable statutory Greek Federal tax rate, 22%	49,196	44,523	17,532
Differences resulting from:
Foreign tax rate differences	(182)	(502)	(295)
State income taxes, net of federal tax effect	9,962	8,092	2,460
Mineral deposit depletion	(3,917)	(5,128)	(3,422)
Unrecognized deferred tax assets	1,514	—	—
Other	971	149	696
Income tax expense at the effective tax rate of 25.7%, 23.3% and 21.3% respectively	$57,544	$47,134	$16,971
The effective tax rate differs from the applicable tax rate primarily due to tax rate differences in jurisdictions outside of the Company's domicile, various permanent differences and local country state income taxes.
Deferred income taxes consist of the following as December 31, 2024 and December 31, 2023:

	2024	2023
Deferred tax assets:
Provisions and accrued expenses	$20,941	$21,138
Lease liabilities	18,114	17,352
Accounts receivable valuation	2,297	2,814
Inventory valuation and costing	2,457	1,781
Retirement benefit obligations	1,344	1,142
Unrealized loss on derivative instruments	2,312	828
Other	6,438	3,136
Total deferred tax assets	53,903	48,191

Deferred tax liabilities:
Property, plant and equipment	58,005	47,677
Goodwill	45,920	45,920
Mineral deposits	19,498	19,492
Right-of-use assets	18,114	16,282
Intangible assets	3,311	3,262
Other	7,267	9,935
Deferred tax liabilities	152,115	142,568

Net deferred income tax liability	$98,212	$94,377
As of December 31, 2024, the Company had $6,054 of Belgium net operating losses with an indefinite carryforward.
As of December 31, 2024 and 2023, the Company had U.S. state net operating loss (NOL) carryforwards of $0 and $911, respectively, with various expiration dates based on statutory law.
As of December 31, 2024, deferred tax assets have not been recognized in respect of the Belgium net operating loss carryforward of $6,054, as there is not sufficient evidence to support realizability in the near future.
19. Income taxes (continued)
As of December 31, 2024, the Company plans to repatriate all undistributed international earnings to the extent not reinvested in the business.. It is not practicable to estimate the amount of deferred tax liability arising from investments in subsidiaries.
As of December 31, 2024, and 2023, there was no liability for uncertain tax positions. The Company is subject to income tax in Belgium, Greece and the United States. Tax years prior to December 31, 2021 are no longer open to examination by the taxing authorities.
The Organization for Economic Cooperation and Development has released Pillar Two Model Rules, a 15% minimum effective tax rate designed to ensure that large multinational enterprises pay a minimum level of tax on the income arising in each jurisdiction where they operate and mandates sharing of certain company information with taxing authorities on a local and global basis. Certain jurisdictions have enacted, and others have proposed, legislation to implement certain provisions of Pillar Two. We are continuing to monitor the implications resulting from the potential enactment of Pillar Two rules in the jurisdictions where we operate. The Company has no tax liability resulting from Pillar II for the 2024 year.